COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each a “Portfolio,” together the “Portfolios”)

Supplement dated September 19, 2008 to the Prospectuses, each dated August 1, 2008

The Board of Trustees of the Portfolios has approved (i) the addition of the international/global category of Underlying Funds to the Income Portfolio, (ii) an increase of the targeted allocation percentage to the international/global category for each of the other Portfolios and (iii) the addition of the following funds’ Class Z shares as underlying funds in which the Portfolios may invest:

Columbia Disciplined Value Fund

Columbia Emerging Markets Fund

Columbia Large Cap Growth Fund

Columbia Real Estate Equity Fund

Columbia Select Large Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Value and Restructuring Fund

In addition, a new category of Underlying Funds that invest in specialty securities has been added for each Portfolio.

Accordingly, the Portfolios’ prospectuses are revised and supplemented as follows:

The description of each Portfolio’s targeted allocation in the section entitled “Principal Investment Strategies” in each Portfolio’s prospectuses is revised and amended as follows:

Columbia LifeGoal® Growth Portfolio:

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•

30-70% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

•	10-30% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.
•

5-20% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund I, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

0-70% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund, Columbia Emerging Markets Fund and Columbia Acorn International.

•	0-20% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

•	0-20% of the Portfolio’s assets is allocated to funds that invest in specialty securities consisting of Columbia Real Estate Equity Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

Columbia LifeGoal® Balanced Growth Portfolio:

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

•

15-40% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

•	5-15% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.
•

5-15% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund I, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

0-50% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund, Columbia Emerging Markets Fund and Columbia Acorn International.

•

25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

•	0-20% of the Portfolio’s assets is allocated to funds that invest in specialty securities consisting of Columbia Real Estate Equity Fund.
•	0-10% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.
•	0-10% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

Columbia LifeGoal® Income and Growth Portfolio:

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

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50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

•

10-30% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund and Columbia Marsico Focused Equities Fund.

•	0-10% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.
•

0-10% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund I, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

0-30% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund, Columbia Emerging Markets Fund and Columbia Acorn International.

•	0-20% of the Portfolio’s assets is allocated to funds that invest in specialty securities consisting of Columbia Real Estate Equity Fund.
•	0-10% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.
•	0-15% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.
•	0-20% of the Portfolio’s assets is allocated to funds that invest in money market instruments, consisting of Columbia Cash Reserves.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

Columbia LifeGoal® Income Portfolio:

The Portfolio’s targeted allocations to each category of Underlying Funds and individual securities, and the individual Underlying Funds and individual securities within those categories, are as follows:

•

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund, Columbia Core Bond Fund, Columbia Total Return Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

•	0-35% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.
•	0-35% of the Portfolio’s assets is allocated to funds that invest in money market instruments, consisting of Columbia Cash Reserves.
•	0-20% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.
•	0-20% of the Portfolio’s assets is allocated to funds that invest in specialty securities consisting of Columbia Real Estate Equity Fund.
•

0-20% of the Portfolio’s assets is allocated to fund that invest in equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Growth Fund, Columbia Select Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Value and Restructuring Fund, Columbia Marsico

Focused Equities Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund I, Columbia Small Cap Growth Fund II and Columbia Acorn USA.

•

0-15% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund, Columbia Emerging Markets Fund and Columbia Acorn International.

•

0-100% of the Portfolio’s assets is allocated to individual securities, including, without limitation, money market instruments, investment grade debt securities, mortgage and other asset-backed securities, below investment grade debt securities, international debt securities, income-oriented equity securities, convertible securities and real estate investment trusts (or REITs).

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The list of Principal Risks included in the FUNDimensions box in the investment section in each Portfolio’s prospectuses is revised to include the following additional risks, as follows:

Columbia LifeGoal® Growth Portfolio:

Currency risk

Index risk

Columbia LifeGoal® Balanced Growth Portfolio:

Currency risk

Index risk

Repurchase agreements risk

Columbia LifeGoal® Income and Growth Portfolio:

Currency risk

Index risk

Columbia LifeGoal® Income Portfolio:

Non-diversified mutual fund risk

Growth securities risk

Technology sector risk

Currency risk

Industry sector risk

Index risk

Emerging market securities risk

Special situations risk

The following risk descriptions are added to the section of the Portfolios’ prospectuses entitled “Principal Risks” after the sentence “The Portfolio is subject indirectly to the following risks of the Underlying Funds:”:

Columbia LifeGoal® Growth Portfolio:

•

Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

Columbia LifeGoal® Balanced Growth Portfolio:

•

Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Repurchase Agreements Risk – Repurchase Agreements Risk – Certain Underlying Funds use repurchase agreements, which are agreements in which the seller of a security to the Underlying Fund agrees to repurchase that security from the Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Underlying Fund’s income and the value of the Portfolio’s investment in the Underlying Fund to decline.

Columbia LifeGoal® Income and Growth Portfolio:

•

Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

Columbia LifeGoal® Income Portfolio:

•

Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

•

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

•

Currency Risk – Certain Underlying Funds are subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making an Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors.

•

Index Risk – Certain Underlying Funds’ investment strategies may involve investing in an index. The Underlying Fund’s value will generally decline when the performance of its targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

The following are added to the section of the Portfolios’ prospectuses entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in large capitalization domestic equity securities”:

Columbia Large Cap Growth Fund	• The Fund seeks long-term capital appreciation.

•   Under normal market conditions, the Fund invests at least 80% of net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above-average earnings growth. The Fund may invest up to 20% of total assets in foreign securities.

Columbia Select Large Cap Growth Fund	• The Fund seeks long-term capital appreciation.

•   Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term growth. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors respectively.

Columbia Disciplined Value Fund	• The Fund seeks total return, consisting primarily of long-term capital appreciation and secondarily of current income.

•   Under normal circumstances, the Fund invests at least 80% of net assets in equity securities that the Advisor believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund typically will hold a selection of common stocks included in the Russell 1000 Value Index. The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Russell 1000 Value Index and to reduce the potential of underperforming the index over time. The Fund generally holds fewer stocks than the Russell 1000 Value Index and may hold securities that are not in the index.

Columbia Value and Restructuring Fund	• The Fund seeks long-term capital appreciation.

•   Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The following is added to the section of the Portfolios’ prospectuses entitled “Underlying Funds Summary” as the table “The Underlying Funds – Funds investing in specialty securities”:

Columbia Real Estate Equity Fund

•   The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

•   Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies principally engaged in the real estate industry, including REITs. A company is “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The following are added to the section of the Portfolios’ prospectuses entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in small-capitalization domestic equity securities”:

Columbia Small Cap Growth Fund I

•   The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard Poor’s (S&P) SmallCap 600 Index.

•   Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above average earnings growth. The Fund may also invest up to 20% of net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index. The Fund may also invest up to 20% of total assets in foreign securities.

The following are added to the section of the Portfolios’ prospectuses entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in international/global equity securities”:

Columbia Emerging Markets Fund	• The Fund seeks long-term capital appreciation.

•   Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies. The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities or both.

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